Segment information - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨) Customer	Mar. 31, 2026 USD ($) Customer	Mar. 31, 2025 INR (₨) Customer	Mar. 31, 2024 INR (₨) Customer
Disclosure of operating segments [line items]
Revenue	₨ 132,196	$ 1,409	₨ 97,063	₨ 81,319
Percentage of entity revenue	10.00%	10.00%
Number of major customers more than ten percentage of revenue | Customer	1	1	1	1
One Major Customer [Member]
Disclosure of operating segments [line items]
Revenue | ₨	₨ 26,257		₨ 18,108	₨ 23,343